UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

Dreyfus Strategic Beta Global Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
July 31, 2017 (Unaudited)

Common Stocks - 90.3%	Shares		Value ($)
Brazil - 2.4%
B3 - Brasil Bolsa Balcao	4,650		30,554
Banco Bradesco	5,001		48,350
Banco Santander Brasil	200		1,636
BB Seguridade Participacoes	3,200		28,169
CCR	3,900		21,361
Centrais Eletricas Brasileiras	1,100	[a]	4,762
Cia de Saneamento Basico do Estado de Sao Paulo	2,100		22,594
Cia Siderurgica Nacional	5,500	[a]	13,440
Cielo	3,736		31,270
Cosan Industria e Comercio	1,400		16,207
CPFL Energia	943		8,123
EDP - Energias do Brasil	2,400		11,060
Engie Brasil Energia	1,000		11,224
Equatorial Energia	600		10,910
Hypermarcas	400		3,590
JBS	3,400		8,395
Klabin	300		1,539
Kroton Educacional	2,200		10,639
Localiza Rent a Car	525		8,738
Lojas Renner	1,540		14,470
M Dias Branco	300		4,883
Multiplan Empreendimentos Imobiliarios	100		2,305
OdontoPrev	1,000		4,172
Porto Seguro	800		8,081
Qualicorp	1,100		11,570
Raia Drogasil	400		8,851
Sul America	3,307		18,612
Tim Participacoes	2,400		8,189
Ultrapar Participacoes	2,200		52,207
WEG	1,100		6,681
			432,582
Chile - 1.0%
AES Gener	12,585		4,676
Aguas Andinas, Cl. A	12,449		7,855
Banco de Chile	70,681		10,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
Chile - 1.0% (continued)
Banco de Credito e Inversiones	47		2,836
Cencosud	6,097		17,355
Empresas COPEC	2,222		27,103
Enel Americas	373,625		75,451
Enel Generacion Chile	36,680		28,563
LATAM Airlines Group	1,438		16,894
			190,958
China - 18.3%
3SBio	500	[a,b]	627
58.com, ADR	50	[a]	2,553
AAC Technologies Holdings	800		10,765
Agricultural Bank of China, Cl. H	106,300		49,674
Air China, Cl. H	10,000		9,039
Alibaba Group Holding, ADR	500	[a]	77,475
Aluminum Corporation of China, Cl. H	40,300	[a]	25,282
Anhui Conch Cement, Cl. H	7,000		25,900
ANTA Sports Products	3,200		10,980
AviChina Industry & Technology, Cl. H	5,600		3,434
Baidu, ADR	220	[a]	49,797
Bank of China, Cl. H	578,200		284,999
Bank of Communications, Cl. H	23,200		17,198
Beijing Capital International Airport, Cl. H	3,600		5,669
BYD, Cl. H	2,200		13,717
CGN Power, Cl. H	14,800	[b]	4,055
China Cinda Asset Management, Cl. H	22,800		9,487
China Coal Energy, Cl. H	24,000		11,860
China Communications Construction, Cl. H	34,800		46,425
China Communications Services, Cl. H	22,500		12,243
China Construction Bank, Cl. H	520,400		433,067
China Everbright Bank, Cl. H	10,000		4,852
China Evergrande Group	50,000	[a]	139,230
China Huarong Asset Management, Cl. H	17,200	[b]	7,047
China Huishan Dairy Holdings	1,900	[c]	0
China Longyuan Power Group, Cl. H	9,500		6,957
China Medical System Holdings	1,200		2,049
China Mengniu Dairy	3,800	[a]	7,405
China Merchants Bank, Cl. H	8,400		27,639
China Minsheng Banking, Cl. H	35,500		35,724
China National Building Material, Cl. H	20,600		12,580
China Pacific Insurance Group, Cl. H	8,400		37,102

Common Stocks - 90.3% (continued)	Shares		Value ($)
China - 18.3% (continued)
China Petroleum & Chemical, Cl. H	379,300		287,967
China Railway Construction, Cl. H	21,200		28,010
China Railway Group, Cl. H	46,200		36,791
China Shenhua Energy, Cl. H	34,000		84,708
China Southern Airlines, Cl. H	21,300		16,253
China Telecom, Cl. H	90,000		42,864
China Vanke, Cl. H	8,700		25,674
Chongqing Changan Automobile, Cl. B	2,400		3,183
Chongqing Rural Commercial Bank, Cl. H	9,200		6,784
CRRC, Cl. H	9,600		8,579
Dongfeng Motor Group, Cl. H	11,500		14,090
Fosun International	3,400		5,154
Fuyao Glass Industry Group, Cl. H	400	[b]	1,365
GF Securities, Cl. H	1,100		2,219
GOME Electrical Appliances Holding	67,200		8,087
Great Wall Motor, Cl. H	31,800		40,794
Guangzhou Automobile Group, Cl. H	9,200		19,764
Guangzhou R&F Properties, Cl. H	10,100		18,051
Haitian International Holdings	1,800		5,162
Hengan International Group	2,000		15,261
Huaneng Power International, Cl. H	48,700		34,355
Huaneng Renewables, Cl. H	20,100		6,125
Industrial & Commercial Bank of China, Cl. H	478,100		334,819
JD.com, ADR	900	[a]	40,653
Jiangsu Expressway, Cl. H	6,700		9,727
Jiangxi Copper, Cl. H	13,400		24,464
Kingsoft	600		1,582
Lenovo Group	96,700		59,921
NetEase, ADR	110		34,241
New Oriental Education & Technology Group, ADR	100	[a]	7,966
People's Insurance Company Group of China, Cl. H	58,900		27,449
PetroChina, Cl. H	133,500		85,971
PICC Property & Casualty, Cl. H	23,300		43,433
Ping An Insurance Group Company of China, Cl. H	17,700		131,320
Semiconductor Manufacturing International	4,510	[a]	4,966
Shanghai Electric Group, Cl. H	12,200	[a]	5,670
Shanghai Fosun Pharmaceutical Group, Cl. H	500		1,831
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,880		2,997
Shanghai Pharmaceuticals Holding, Cl. H	5,700		15,106
Shenzhou International Group Holdings	600		4,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
China - 18.3% (continued)
SINA	50	[a]	4,741
Sino-Ocean Group Holding	12,500		6,994
Sinopec Engineering Group, Cl. H	3,400		3,051
Sinopec Shanghai Petrochemical, Cl. H	30,900		17,565
Sinopharm Group, Cl. H	9,600		40,252
Sinotrans, Cl. H	14,900		7,573
Sunac China Holdings	4,600		12,250
Sunny Optical Technology Group	1,000		11,907
Tencent Holdings	4,000		160,496
TravelSky Technology, Cl. H	1,800		4,770
Vipshop Holdings, ADR	1,100	[a]	13,530
Want Want China Holdings	25,200		17,035
Weibo, ADR	5	[a]	385
Weichai Power, Cl. H	10,400		10,026
Yanzhou Coal Mining, Cl. H	33,000		32,490
Yum China Holdings	1,000	[a]	35,790
YY, ADR	50	[a]	3,575
Zhejiang Expressway, Cl. H	7,700		9,612
Zhuzhou CRRC Times Electric, Cl. H	600		2,858
Zijin Mining Group, Cl. H	42,200		15,290
ZTE, Cl. H	3,200	[a]	8,235
			3,350,626
Colombia - .2%
Cementos Argos	669		2,666
Corporacion Financiera Colombiana	174		1,685
Grupo Argos	1,015		7,301
Grupo de Inversiones Suramericana	575		8,091
Interconexion Electrica	2,689		12,319
			32,062
Czech Republic - .2%
CEZ	973		17,660
Moneta Money Bank	3,293	[b]	11,867
O2 Czech Republic	1,210		15,459
			44,986
Egypt - .1%
Commercial International Bank Egypt	1,834		8,456
Global Telecom Holding	29,733	[a]	10,804
Talaat Moustafa Group	1,540		646
			19,906

Common Stocks - 90.3% (continued)	Shares		Value ($)
Greece - .2%
Eurobank Ergasias	2,148	[a]	2,352
FF Group	119	[a]	2,853
Hellenic Telecommunications Organization	883		11,268
JUMBO	387		6,483
OPAP	996		11,460
Titan Cement	92		2,567
			36,983
Hong Kong - 3.5%
Beijing Enterprises Holdings	1,800		9,564
Beijing Enterprises Water Group	8,600	[a]	7,146
Belle International Holdings	52,000	[c]	41,942
Brilliance China Automotive Holdings	1,200		3,039
China Conch Venture Holdings	500		929
China Everbright	2,400		5,469
China Everbright International	2,400		3,134
China Gas Holdings	4,300		10,405
China Mobile	18,600		199,435
China Overseas Land & Investment	11,100		37,659
China Power International Development	18,700		6,416
China Resources Gas Group	2,400		9,095
China Resources Land	14,500		46,596
China Resources Power Holdings	10,500		20,030
China State Construction International Holdings	1,900		3,070
China Taiping Insurance Holdings	6,700		20,158
COSCO SHIPPING Ports	3,800		4,651
Country Garden Holdings	25,100		35,091
CSPC Pharmaceutical Group	5,500		8,577
ENN Energy Holdings	3,900		26,488
Far East Horizon	2,900		2,473
Geely Automobile Holdings	15,900		36,764
Guangdong Investment	7,300		10,281
Haier Electronics Group	4,900	[a]	12,641
Longfor Properties	8,200		20,598
Nine Dragons Paper Holdings	9,700		14,455
Shanghai Industrial Holdings	3,800		10,995
Shimao Property Holdings	7,900		15,758
Sino Biopharmaceutical	7,500		6,625
Sun Art Retail Group	10,400		8,482
			637,966

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares	Value ($)
Hungary - .3%
MOL Hungarian Oil & Gas	305	26,398
OTP Bank	550	20,471
Richter Gedeon	369	9,446
		56,315
Indonesia - 1.5%
Adaro Energy	102,500	13,732
Astra International	65,800	39,384
Bank Central Asia	15,700	22,035
Bank Danamon Indonesia	9,800	4,192
Bank Negara Indonesia	19,400	10,847
Bank Rakyat Indonesia	23,000	25,505
Charoen Pokphand Indonesia	16,300	3,266
Gudang Garam	1,200	6,854
Hanjaya Mandala Sampoerna	16,200	4,316
Indocement Tunggal Prakarsa	4,100	5,385
Indofood CBP Sukses Makmur	5,400	3,384
Indofood Sukses	11,400	7,166
Jasa Marga	7,700	3,381
Kalbe Farma	40,500	5,274
Matahari Department Store	3,300	3,139
Media Nusantara Citra	10,600	1,432
Pakuwon Jati	14,100	751
Surya Citra Media	8,600	1,523
Telekomunikasi Indonesia	240,500	84,655
Tower Bersama Infrastructure	8,100	4,104
Unilever Indonesia	2,900	10,654
United Tractors	7,200	16,265
Waskita Karya	6,900	1,238
		278,482
Malaysia - 1.0%
AirAsia	11,000	8,298
Astro Malaysia Holdings	6,300	3,796
Berjaya Sports Toto	7,497	4,167
British American Tobacco Malaysia	600	6,166
Dialog Group	2,300	1,037
DiGi.Com	14,600	16,368
Felda Global Ventures Holdings	4,400	1,675
Genting Malaysia	4,800	6,727
HAP Seng Consolidated	600	1,275
IOI	12,300	12,842

Common Stocks - 90.3% (continued)	Shares		Value ($)
Malaysia - 1.0% (continued)
IOI Properties Group	1,500		736
Kuala Lumpur Kepong	1,300		7,530
Malaysia Airports Holdings	900		1,839
Maxis	11,800		15,572
Petronas Chemicals Group	5,800		9,415
Petronas Dagangan	800		4,443
Petronas Gas	1,400		6,128
Public Bank	3,200		15,157
Sime Darby	4,900		10,815
Tenaga Nasional	14,800		48,809
Westports Holdings	2,000		1,742
YTL	17,100		5,592
			190,129
Mexico - 3.3%
Alfa, Cl. A	17,000		23,596
America Movil, Ser. L	197,800		174,773
Arca Continental	800		5,947
Cemex	76,948	[a]	74,344
Coca-Cola Femsa, Ser. L	1,400		11,915
El Puerto de Liverpool, Ser. C1	240		2,157
Fibra Uno Administracion	1,900		3,540
Fomento Economico Mexicano	5,900		59,492
Gentera	3,800		5,763
Gruma, Cl. B	930		12,823
Grupo Aeroportuario del Pacifico, Cl. B	1,400		16,018
Grupo Aeroportuario del Sureste, Cl. B	430		9,142
Grupo Bimbo, Ser. A	4,900		12,323
Grupo Carso, Ser. A1	900		3,759
Grupo Financiero Banorte, Cl. O	3,600		23,860
Grupo Lala	1,100		2,164
Grupo Mexico, Ser. B	23,400		76,171
Industrias Penoles	755		18,533
Infraestructura Energetica Nova	500		2,831
Kimberly-Clark de Mexico, Cl. A	6,500		13,071
Mexichem	1,847		5,270
OHL Mexico	4,000		5,190
Promotora y Operadora de Infraestructura	345		3,785
Wal-Mart de Mexico	20,800		48,137
			614,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
Peru - .2%
Credicorp	150		27,771
Philippines - .5%
Aboitiz Power	3,200		2,473
Ayala	570		9,771
Ayala Land	6,500		5,410
Bank of the Philippine Islands	510		1,057
BDO Unibank	1,100		2,745
DMCI Holdings	16,450		5,249
Energy Development	32,900		3,892
Globe Telecom	320		13,419
GT Capital Holdings	170		4,087
International Container Terminal Services	960		2,032
JG Summit Holdings	5,070		7,988
Jollibee Foods	540		2,408
Megaworld	13,400		1,275
Metro Pacific Investments	21,100		2,839
Robinsons Land	1,400		713
SM Investments	655		10,475
SM Prime Holdings	5,500		3,804
Universal Robina	950		3,031
			82,668
Poland - 1.3%
Bank Millennium	1,480	[a]	3,173
Bank Zachodni	71		7,504
CCC	22		1,493
Eurocash	444		4,387
Grupa Lotos	581	[a]	7,840
Jastrzebska Spolka Weglowa	257	[a]	5,917
KGHM Polska Miedz	1,051		35,747
mBank	24	[a]	3,037
Orange Polska	2,162	[a]	3,277
Polski Koncern Naftowy ORLEN	3,345		98,934
Polskie Gornictwo Naftowe i Gazownictwo	10,915		20,277
Powszechny Zaklad Ubezpieczen	2,904		35,769
Synthos	1,973		2,436
Tauron Polska Energia	12,720	[a]	13,478
			243,269
Qatar - .4%
Barwa Real Estate	230		2,113
Ezdan Holding Group	1,010		3,620

Common Stocks - 90.3% (continued)	Shares		Value ($)
Qatar - .4% (continued)
Industries Qatar	438		11,585
Masraf Al Rayan	788		9,047
Ooredoo	497		13,078
Qatar Electricity & Water	93		5,035
Qatar Gas Transport	1,261		6,266
Qatar Insurance	93		1,788
Qatar National Bank	367		13,911
			66,443
Romania - .0%
NEPI Rockcastle	55	[a]	733
Russia - 4.5%
Alrosa	13,100		18,328
Gazprom	80,840		156,975
Inter RAO UES	127,200		8,042
LUKOIL	3,260		152,531
Magnit, GDR	882		32,369
MMC Norilsk Nickel	972		145,174
Mobile TeleSystems, ADR	6,000		51,420
Moscow Exchange MICEX-RTS	3,260		5,837
Novatek, GDR	171		17,887
PhosAgro, GDR	435		6,003
Rosneft	6,600		34,363
Rostelecom	3,380		3,683
RusHydro	538,400		6,903
Sberbank of Russia	29,200		80,352
Severstal	1,670		23,286
Sistema, GDR	2,772		11,088
Tatneft	9,670		63,092
			817,333
South Africa - 3.5%
Anglo American Platinum	97	[a]	2,375
AngloGold Ashanti	2,567		25,926
Barclays Africa Group	3,324		36,472
Bid Corp	869		20,859
Bidvest Group	1,295		16,478
Capitec Bank Holdings	40		2,610
Coronation Fund Managers	1,076		5,578
Exxaro Resources	1,018		8,414
FirstRand	10,285		40,473
Gold Fields	8,298		33,359

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
South Africa - 3.5% (continued)
Growthpoint Properties	2,134		4,013
Hyprop Investments	633		5,677
Impala Platinum Holdings	1,295	[a]	3,460
Imperial Holdings	1,324		17,465
Investec	1,094		8,181
Liberty Holdings	442		3,790
Life Healthcare Group Holdings	3,147		6,041
Massmart Holdings	900		7,556
Mondi	769		19,968
Mr Price Group	639		8,395
Nedbank Group	927		15,409
Pick n Pay Stores	2,841		13,670
Pioneer Foods Group	322		3,424
PSG Group	50		981
Rand Merchant Investment Holdings	1,549		4,938
Redefine Properties	5,501		4,496
Remgro	628		10,186
Resilient REIT	82		815
RMB Holdings	995		4,801
Sanlam	3,809		19,177
Sappi	4,026		26,672
Shoprite Holdings	1,992		30,484
SPAR Group	1,231		15,426
Standard Bank Group	9,096		113,007
Steinhoff International Holdings	7,545		37,786
Telkom	1,626		8,026
The Foschini Group	968		11,142
Tiger Brands	464		14,066
Truworths International	1,558		8,937
Tsogo Sun Holdings	2,137		3,702
Vodacom Group	1,650		22,295
			646,530
South Korea - 18.5%
Amorepacific	29		7,347
Amorepacific Group	82		8,903
BGF Retail	59		4,872
CJ	326		56,516
CJ CheilJedang	61		20,169
CJ E&M	37		2,470
CJ Korea Express	12	[a]	2,000

Common Stocks - 90.3% (continued)	Shares		Value ($)
South Korea - 18.5% (continued)
Coway	105		9,299
Daelim Industrial	247		20,240
Daewoo Engineering & Construction	529	[a]	3,872
DGB Financial Group	436		4,656
Dongbu Insurance	368		26,341
Dongsuh	40		1,056
Doosan Heavy Industries & Construction	742		13,659
E-MART	107		24,287
GS Holdings	674		45,413
GS Retail	112		4,844
Hana Financial Group	982		44,754
Hankook Tire	464		25,915
Hanmi Pharm	2	[a]	658
Hanmi Science	1	[a]	74
Hanon Systems	469		4,296
Hanssem	10		1,573
Hanwha	3,886		169,983
Hanwha Chemical	770		23,188
Hanwha Life Insurance	1,531		10,329
Hanwha Techwin	153	[a]	5,455
Hotel Shilla	96		5,576
Hyosung	213		31,882
Hyundai Construction Equipment	9		2,948
Hyundai Department Store	36		3,571
Hyundai Development Co-Engineering & Construction	422		16,084
Hyundai Electric & Energy System	9		2,606
Hyundai Engineering & Construction	945		38,254
Hyundai Glovis	125		17,537
Hyundai Heavy Industries	147	[a]	22,923
Hyundai Marine & Fire Insurance	658		26,695
Hyundai Mobis	271		59,574
Hyundai Robotics	31		12,203
Hyundai Steel	524		29,360
Industrial Bank of Korea	893		12,329
Kangwon Land	267		8,828
KB Financial Group	1,711		90,821
Kia Motors	1,630		53,311
Korea Aerospace Industries	95		4,389
Korea Gas	111	[a]	4,979
Korea Investment Holdings	91		5,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
South Korea - 18.5% (continued)
Korea Zinc	20		8,820
Korean Air Lines	1,156	[a]	36,775
KT	699		21,737
KT&G	347		35,350
LG	436		29,377
LG Chem	190		55,690
LG Display	2,148		60,752
LG Electronics	904		54,205
LG Household & Health Care	17		15,055
LG Uplus	2,651		39,443
Lotte Chemical	88		29,017
Lotte Confectionery	13		2,364
Mirae Asset Daewoo	2,297		22,271
NAVER	42		30,138
NH Investment & Securities	414		5,235
Ottogi	3		2,099
POSCO	490		145,373
Posco Daewoo	242		5,082
S-1	48		3,955
Samsung C&T	174		21,613
Samsung Card	66		2,341
Samsung Electronics	520		1,119,878
Samsung Fire & Marine Insurance	147		38,358
Samsung SDS	85		13,596
Shinhan Financial Group	1,687		80,201
Shinsegae	44		9,358
SK Holdings	823		199,673
SK Hynix	1,597		94,189
SK Innovation	679		107,094
SK Networks	2,504		14,164
SK Telecom	145		36,022
S-Oil	340		35,396
Woori Bank	1,225		20,908
Yuhan	15		3,170
			3,390,528
Taiwan - 16.0%
Acer	10,000	[a]	4,918
Advanced Semiconductor Engineering	29,000		38,993
Advantech	1,100		8,324
AU Optronics	85,000		34,343

Common Stocks - 90.3% (continued)	Shares		Value ($)
Taiwan - 16.0% (continued)
Catcher Technology	2,000		22,984
Cathay Financial Holding	24,000		39,105
Chailease Holding	2,040		5,864
Chang Hwa Commercial Bank	7,791		4,567
Cheng Shin Rubber Industry	5,000		10,117
Chicony Electronics	3,040		7,823
China Airlines	15,000	[a]	4,610
China Life Insurance	20,472		21,662
China Steel	65,000		53,385
Chunghwa Telecom	13,000		43,914
Compal Electronics	80,000		53,120
CTBC Financial Holding	34,786		22,349
Delta Electronics	4,300		22,856
E.Sun Financial Holding	7,077		4,512
EVA Airways	11,000		5,337
Evergreen Marine	6,000	[a]	3,289
Far Eastern New Century	16,000		13,168
Far EasTone Telecommunications	9,000		21,758
Feng TAY Enterprise	1,120		4,803
First Financial Holding	10,789		7,289
Formosa Chemicals & Fibre	15,000		45,205
Formosa Petrochemical	5,000		17,552
Formosa Plastics	13,000		39,006
Formosa Taffeta	3,000		2,971
Foxconn Technology	3,060		9,202
Fubon Financial Holding	22,000		34,171
Giant Manufacturing	1,000		4,935
Highwealth Construction	6,100		10,101
Hon Hai Precision Industry	154,755		602,199
Hotai Motor	1,000		12,154
HTC	6,000	[a]	14,247
Hua Nan Financial Holdings	8,635		5,047
Innolux	88,000		42,987
Inventec	31,000		24,793
Lite-On Technology	26,119		42,255
MediaTek	10,000		88,093
Micro-Star International	5,000		12,982
Nan Ya Plastics	13,000		32,720
Nanya Technology	1,000		2,067
Novatek Microelectronics	3,000		11,426

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares	Value ($)
Taiwan - 16.0% (continued)
Pegatron	37,000	120,819
Pou Chen	12,000	16,214
Powertech Technology	4,000	12,969
President Chain Store	3,000	25,434
Quanta Computer	35,000	82,992
Realtek Semiconductor	2,000	7,485
Ruentex Industries	1,000	1,484
Siliconware Precision Industries	10,000	16,476
Standard Foods	1,110	2,956
Synnex Technology International	20,600	22,923
Taishin Financial Holding	17,591	8,272
Taiwan Business Bank	5,403	1,533
Taiwan Cement	20,000	23,182
Taiwan Cooperative Financial Holding	6,280	3,432
Taiwan Mobile	5,000	17,883
Taiwan Semiconductor Manufacturing	122,000	866,652
Teco Electric & Machinery	8,000	7,538
Transcend Information	1,000	2,964
Uni-President Enterprises	16,360	31,316
United Microelectronics	56,000	25,779
Vanguard International Semiconductor	4,000	7,498
Wistron	64,957	65,612
WPG Holdings	30,000	42,026
Yuanta Financial Holding	19,000	8,149
Yulon Motor	5,000	4,372
		2,939,163
Thailand - 2.0%
Advanced Info Service	4,700	26,200
Airports of Thailand	5,000	7,738
Bangkok Dusit Medical Services, Cl. F	2,700	1,550
Bangkok Expressway & Metro	3,700	834
Banpu	6,500	3,184
BEC World	4,000	2,224
Berli Jucker	1,200	1,668
Bumrungrad Hospital	400	2,104
Central Pattana	1,100	2,297
Charoen Pokphand Foods	19,500	14,416
CP ALL	12,700	23,185
Delta Electronics Thai	1,100	2,934
Electricity Generating	300	1,965

Common Stocks - 90.3% (continued)	Shares		Value ($)
Thailand - 2.0% (continued)
Glow Energy	2,400		5,842
Home Product Center	7,400		2,202
Indorama Ventures	21,200		23,731
IRPC	34,400		5,686
KCE Electronics	400		1,040
Krung Thai Bank	6,900		3,753
Minor International	2,100		2,666
PTT	10,600		123,595
PTT Exploration & Production	5,200		13,751
PTT Global Chemical	9,300		20,052
Robinson	1,000		1,750
Siam Cement	2,650		40,296
Siam Commercial Bank	3,600		15,903
Thai Oil	8,700		22,419
TMB Bank	23,200		1,645
True	9,900	[a]	1,681
			376,311
Turkey - 1.5%
Akbank	6,378		18,956
Arcelik	1,727		12,759
BIM Birlesik Magazalar	647		12,611
Cola-Cola Icecek	276		3,333
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413	[a]	3,084
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	5,486		12,221
Ford Otomotiv Sanayi	325		4,156
Haci Omer Sabanci Holding	7,682		23,596
KOC Holding	6,571		30,583
Petkim Petrokimya Holding	2,863		5,231
TAV Havalimananlari Holding	1,077		6,524
Tofas Turk Otomobil Fabrikasi	834		7,323
Tupras Turkiye Petrol Rafinerileri	1,993		61,387
Turk Telekomunikasyon	2,544	[a]	5,241
Turkiye Garanti Bankasi	7,133		21,362
Turkiye Halk Bankasi	2,736		11,731
Turkiye Is Bankasi, Cl. C	8,314		17,883
Turkiye Sise ve Cam Fabrikalari	3,686		4,713
Turkiye Vakiflar Bankasi, Cl. D	3,408		6,817
Ulker Biskuvi Sanayi	335		2,022

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.3% (continued)	Shares		Value ($)
Turkey - 1.5% (continued)
Yapi ve Kredi Bankasi	3,046	[a]	3,929
			275,463
United Arab Emirates - .7%
Abu Dhabi Commercial Bank	7,388		14,583
Aldar Properties	9,256		5,897
DP World	537		12,351
Dubai Islamic Bank	1,543		2,554
Emaar Malls	8,075		5,452
Emaar Properties	22,979		51,550
Emirates Telecommunications Group	4,891		24,967
First Abu Dhabi Bank	4,921		14,268
			131,622
United States - 9.2%
iShares MSCI Emerging Markets ETF	18,800		823,440
iShares MSCI India ETF	20,091		690,327
Vanguard FTSE Emerging Markets ETF	4,000		172,040
			1,685,807
Total Common Stocks (cost $13,003,510)			16,569,240
Preferred Stocks - 4.9%
Brazil - 3.3%
Banco Bradesco	16,665		161,341
Braskem, Cl. A	900		10,768
Centrais Eletricas Brasileiras, Cl. B	1,100		5,880
Cia Energetica de Minas Gerais	13,000		35,519
Cia Paranaense de Energia, Cl. B	1,200		9,971
Gerdau	5,700		19,485
Itau Unibanco Holding	23,637		282,884
Itausa - Investimentos Itau	22,391		66,419
Telefonica Brasil	1,000		14,979
			607,246
Chile - .1%
Embotelladora Andina, Cl. B	705		3,212
Sociedad Quimica y Minera de Chile, Cl. B	296		12,134
			15,346
Colombia - .1%
Bancolombia	400		4,380
Grupo Aval Acciones y Valores	9,634		4,259
Grupo de Inversiones Suramericana	254		3,511
			12,150

Preferred Stocks - 4.9% (continued)	Shares		Value ($)
Russia - .6%
Surgutneftegas	126,000		60,692
Transneft	19		57,359
			118,051
South Korea - .8%
Amorepacific	26		4,124
LG Chem	19		3,897
LG Household & Health Care	9		5,131
Samsung Electronics	74		127,692
			140,844
Total Preferred Stocks (cost $627,301)			893,637
	Number of
Rights - .0%	Rights		Value ($)
Supranational - .0%
UNEP	55	[a,c]	0
Taiwan - .0%
E.Sun Financial Holding	424	[a]	60
Thailand - .0%
Charoen Pokphand Foods	3,900	[a]	59
Total Rights (cost $204)			119
	Number of
Warrants - .0%	Warrants		Value ($)
Thailand - .0%
Minor International (11/3/17)
(cost $0)	45	[a]	7
Other Investment - 3.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $613,326)	613,326	[d]	613,326
Total Investments (cost $14,244,341)	98.5%		18,076,329
Cash and Receivables (Net)	1.5%		277,155
Net Assets	100.0%		18,353,484

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
MICEX—Moscow Interbank Currency Exchange
REIT—Real Estate Investment Trust
RTS—Russian Trading System

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $24,961 or .14% of net assets.

[c]

The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At July 31, 2017, the value of this security amounted to $41,942 or .23% of net assets.

[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Information Technology	23.1
Financials	19.1
Energy	9.7
Exchange-Traded Funds	9.2
Materials	7.4
Industrials	6.7
Telecommunication Services	5.3
Consumer Discretionary	4.6
Consumer Staples	3.9
Money Market Investment	3.3
Utilities	2.9
Real Estate	2.6
Health Care	.7
98.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	14,841,491	41,942	††	-	14,883,433
Equity Securities – Foreign Preferred
Stocks†	893,637	-		-	893,637
Exchange-Traded Funds	1,685,807	-		-	1,685,807
Registered Investment Company	613,326	-		-	613,326
Rights†	119	-		-	119
Warrants†	7	-		-	7

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

 Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $3,831,988 consisting of $3,998,638 gross unrealized appreciation and $166,650 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
July 31, 2017 (Unaudited)

Common Stocks - 97.0%	Shares		Value ($)
Australia - 2.0%
AGL Energy	574		11,067
Alumina	1,991		3,026
Amcor	1,121		13,757
APA Group	429		2,958
Aristocrat Leisure	155		2,511
ASX	78		3,264
Aurizon Holdings	1,893		7,602
Bendigo & Adelaide Bank	124		1,103
BHP Billiton	4,675		96,679
Caltex Australia	530		13,203
Challenger	291		2,991
CIMIC Group	107		3,546
Coca-Cola Amatil	834		5,498
Cochlear	23		2,628
Computershare	240		2,701
Domino's Pizza Enterprises	7		299
Fortescue Metals Group	2,625		12,054
Goodman Group	354		2,254
Harvey Norman Holdings	483		1,689
Insurance Australia Group	1,111		5,928
James Hardie Industries-CDI	148		2,269
LendLease Group	1,131		15,246
Macquarie Group	174		11,948
Medibank Private	1,279		2,783
Mirvac Group	3,044		5,284
Newcrest Mining	338		5,462
Oil Search	514		2,730
Orica	438		6,969
Origin Energy	1,797	[a]	9,948
Qantas Airways	914		3,890
Ramsay Health Care	50		2,823
Rio Tinto	886		46,632
Santos	549	[a]	1,489
SEEK	89		1,218
Sonic Healthcare	297		5,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Australia - 2.0% (continued)
South32	6,061		14,110
Stockland	940		3,158
Suncorp Group	1,031		11,786
Sydney Airport	445		2,396
Tabcorp Holdings	708		2,368
Telstra	3,512		11,519
Transurban Group	348		3,177
Treasury Wine Estates	248		2,417
Vicinity Centres	1,064		2,341
Wesfarmers	1,346		43,858
Woodside Petroleum	456		10,641
Woolworths	1,083		23,133
			449,649
Austria - .1%
OMV	385		21,795
Voestalpine	132		6,697
			28,492
Belgium - .3%
Ageas	315		14,194
Colruyt	65		3,646
Groupe Bruxelles Lambert	43		4,412
KBC Group	239		19,805
Proximus	244		8,577
Solvay	39		5,600
Telenet Group Holding	26	[a]	1,816
UCB	53		3,862
Umicore	107		8,598
			70,510
Canada - 3.3%
Agnico Eagle Mines	100		4,669
Agrium	100		10,007
Alimentation Couche-Tard, Cl. B	300		14,226
ARC Resources	100		1,379
ATCO, Cl. I	100		3,722
Bank of Montreal	300		22,754
Bank of Nova Scotia	600		37,379
Barrick Gold	1,300		21,980
BCE	140		6,571
BlackBerry	300	[a]	2,813
Bombardier, Cl. B	4,400	[a]	8,858

Common Stocks - 97.0% (continued)	Shares		Value ($)
Canada - 3.3% (continued)
Brookfield Asset Management, Cl. A	650		25,281
CAE	100		1,695
Cameco	200		2,049
Canadian Imperial Bank of Commerce	300		26,041
Canadian National Railway	400		31,609
Canadian Pacific Railway	100		15,656
Canadian Tire, Cl. A	100		11,414
Canadian Utilities, Cl. A	100		3,174
Cenovus Energy	900		7,558
CGI Group, Cl. A	100	[a]	5,280
CI Financial	200		4,357
Crescent Point Energy	400		3,144
Dollarama	100		9,775
Empire, Cl. A	300		4,875
Enbridge	800		33,161
Encana	500		5,033
Finning International	200		4,025
First Quantum Minerals	300		3,316
Fortis	200		7,293
George Weston	100		8,734
Gildan Activewear	100		3,013
Goldcorp	500		6,565
Great-West Lifeco	200		5,708
Husky Energy	400	[a]	4,630
IGM Financial	100		3,366
Imperial Oil	200		5,740
Industrial Alliance Insurance & Financial Services	100		4,639
Intact Financial	100		7,768
Inter Pipeline	100		1,975
International Petroleum	31	[a]	108
Kinross Gold	1,900	[a]	7,833
Loblaw	300		16,338
Lululemon Athletica	50	[a]	3,082
Magna International	500		23,846
Manulife Financial	1,700		35,016
Methanex	100		4,434
Metro	200		6,774
National Bank of Canada	300		13,511
Onex	200		16,027
Power Corporation of Canada	700		17,023

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Canada - 3.3% (continued)
Power Financial	300		8,128
Restaurant Brands International	100		5,958
RioCan Real Estate Investment Trust	100		1,932
Rogers Communications, Cl. B	400		20,800
Saputo	200		6,779
Seven Generations Energy, Cl. A	100	[a]	1,738
Shaw Communications, Cl. B	200		4,453
Sun Life Financial	500		19,162
Suncor Energy	900		29,359
Teck Resources, Cl. B	700		15,193
TELUS	200		7,224
Thomson Reuters	300		13,740
Toronto-Dominion Bank	1,000		51,550
Tourmaline Oil	100	[a]	2,218
TransCanada	400		20,437
Trisura Group	3		62
Turquoise Hill Resources	100	[a]	329
Valeant Pharmaceuticals International	700	[a]	11,532
Vermillion Energy	100		3,293
West Fraser Timber	100		5,314
Yamana Gold	900		2,346
			766,771
China - .0%
Yangzijiang Shipbuilding Holdings	2,800		2,924
Denmark - .4%
Carlsberg, Cl. B	97		10,785
Chr. Hansen Holding	38		3,061
Danske Bank	193		7,819
DONG Energy	70	[b]	3,375
Novo Nordisk, Cl. B	796		33,970
Pandora	40		4,603
TDC	1,659		10,233
Tryg	113		2,549
Vestas Wind Systems	172		16,811
			93,206
Finland - .3%
Elisa	144		5,927
Fortum	585		9,571
Kone, Cl. B	98		5,106
Metso	148		4,709

Common Stocks - 97.0% (continued)	Shares		Value ($)
Finland - .3% (continued)
Neste	170		7,372
Nokian Renkaat	106		4,327
Orion, Cl. B	83		4,198
Stora Enso, Cl. R	846		11,317
UPM-Kymmene	751		20,457
Wartsila	73		4,852
			77,836
France - 3.9%
Alstom	451		16,169
Altice, Cl. A	427	[a]	10,542
Altice, Cl. B	126	[a]	3,117
Arkema	78		8,881
Atos	79		12,013
AXA	1,486		43,908
BNP Paribas	1,023		79,407
Bouygues	494		21,196
Capgemini	78		8,495
Carrefour	692		16,634
Casino Guichard Perrachon	137		8,359
Christian Dior	59		16,811
Cie de St-Gobain	926		51,401
Cie Generale des Etablissements Michelin	259		35,060
CNP Assurances	404		9,756
Credit Agricole	322		5,661
Dassault Systemes	18		1,766
Edenred	86		2,260
Eiffage	115		11,143
Electricite de France	489		4,962
Engie	2,885		46,464
Essilor International	48		6,086
Fonciere Des Regions	13		1,256
Hermes International	5		2,533
ICADE	22		1,890
Iliad	11		2,730
Imerys	33		2,860
Ingenico Group	12		1,259
Kering	60		20,989
Klepierre	111		4,517
Lagardere	228		7,490
Legrand	159		10,992

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
France - 3.9% (continued)
L'Oreal	133		27,569
LVMH Moet Hennessy Louis Vuitton	149		37,517
Natixis	707		5,141
Orange	3,863		65,028
Pernod Ricard	90		12,492
Peugeot	1,860		40,041
Remy Cointreau	8		921
Renault	251		22,630
Rexel	346		5,482
Safran	180		17,032
Schneider Electric	298	[a]	23,406
SCOR	216		9,107
SEB	23		4,094
Societe Generale	696		40,867
Sodexo	92		10,872
Suez	239		4,323
Thales	79		8,753
Unibail-Rodamco	47		11,759
Valeo	273		18,919
Veolia Environnement	745		16,805
Vivendi	1,138		26,364
Wendel	48		7,228
			892,957
Germany - 4.3%
adidas	77		17,592
Allianz	411		87,577
Axel Springer	26		1,654
BASF	674		64,301
Bayer	842		106,802
Bayerische Motoren Werke	361		33,209
Beiersdorf	48		5,267
Brenntag	82		4,654
Continental	82		18,492
Covestro	92	[b]	7,147
Daimler	943		66,187
Deutsche Bank	1,227		21,918
Deutsche Lufthansa	783		16,847
Deutsche Post	952		36,965
Deutsche Telekom	4,581		83,758
Deutsche Wohnen-BR	34		1,348

Common Stocks - 97.0% (continued)	Shares		Value ($)
Germany - 4.3% (continued)
E.ON	6,938		68,687
Evonik Industries	135		4,603
Fraport Frankfurt Airport Services Worldwide	32		3,206
Fresenius & Co.	373		31,540
Hannover Rueck	57		7,200
Henkel & Co.	45		5,668
HOCHTIEF	40		7,150
HUGO BOSS	53		3,999
Infineon Technologies	414		9,010
Innogy	147	[b]	6,175
LANXESS	118		9,110
Linde	102		19,537
MAN	29		3,214
Merck	46		5,056
METRO	566		6,366
Metro Wholesale & Food Specialist	566	[a]	11,434
Muenchener Rueckversicherungs	217		46,624
RWE	2,522	[a]	53,187
SAP	195		20,702
Siemens	444		60,313
Telefonica Deutschland Holding	628		3,247
thyssenKrupp	308		9,146
TUI	383		6,018
Volkswagen	45		7,082
Vonovia	88		3,568
Zalando	29	[a,b]	1,298
			986,858
Hong Kong - .9%
AIA Group	3,600		28,368
ASM Pacific Technology	100		1,296
Cathay Pacific Airways	1,000		1,567
Cheung Kong Property Holdings	4,184		33,881
CK Hutchison Holdings	1,500		19,761
CLP Holdings	1,500		15,987
First Pacific	4,000		2,996
Galaxy Entertainment Group	1,000		6,190
Hang Lung Group	1,000		3,802
Hang Lung Properties	2,000		4,983
HK Electric Investments	3,500	[b]	3,320
HKT Trust & HKT	1,000		1,311

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Hong Kong - .9% (continued)
Hong Kong & China Gas	2,200		4,163
Hongkong Land Holdings	500		3,760
Kerry Properties	500		1,754
Li & Fung	18,000		6,591
Link	500		4,065
Melco Resorts & Entertainment, ADR	100		2,020
MTR	500		2,890
NWS Holdings	26		50
Power Assets Holdings	500		4,955
SJM Holdings	3,000		3,004
Sun Hung Kai Properties	1,000		15,491
Swire Properties	400		1,383
WH Group	12,000	[b]	11,261
Wharf Holdings	1,000		8,507
Wheelock & Co.	1,000		7,541
Yue Yuen Industrial Holdings	500		2,064
			202,961
Ireland - .3%
CRH	477		16,768
DCC	88		7,739
Kerry Group, Cl. A	47		4,224
Medtronic	400		33,588
Paddy Power Betfair	27		2,705
			65,024
Israel - .1%
Azrieli Group	11		601
Bank Hapoalim	786		5,445
Bank Leumi Le-Israel	577		2,772
Bezeq The Israeli Telecommunication Corporation	3,177		4,715
Check Point Software Technologies	50	[a]	5,289
Israel Chemicals	379		1,810
NICE	29		2,155
Signet Jewelers	100		6,116
			28,903
Italy - 2.0%
Assicurazioni Generali	1,732		31,432
Atlantia	246		7,481
CNH Industrial	2,154		24,989
Enel	22,898		130,762
Eni	4,071		64,433

Common Stocks - 97.0% (continued)	Shares		Value ($)
Italy - 2.0% (continued)
Ferrari	73		7,700
Fiat Chrysler Automobiles	6,888	[a]	83,171
GEDI Gruppo Editoriale	333	[a]	311
Leonardo	589		10,271
Luxottica Group	46		2,661
Mediobanca	93		970
Poste Italiane	1,784	[b]	13,136
Prysmian	221		7,077
Saipem	680	[a]	2,785
STMicroelectronics	905		15,459
Telecom Italia	31,166	[a]	32,116
Telecom Italia-RSP	18,554		15,232
Terna Rete Elettrica Nazionale	1,340		7,655
UnipolSai	1,192		2,761
			460,402
Japan - 11.4%
Aeon	600		9,048
Air Water	200		3,888
Aisin Seiki	400		20,863
Alfresa Holdings	400		7,373
Amada Holdings	200		2,288
ANA Holdings	1,000		3,433
Aozora Bank	2,000		7,692
Asahi Glass	400		16,872
Asahi Group Holdings	300		12,243
Asahi Kasei	2,000		22,940
Asics	100		1,820
Astellas Pharma	1,800		22,989
Bandai Namco Holdings	300		10,436
Benesse Holdings	100		3,832
Bridgestone	500		21,121
Brother Industries	300		7,674
Central Japan Railway	100		16,100
Chiba Bank	1,000		7,184
Chubu Electric Power	1,600		21,030
Chugoku Bank	100		1,451
Chugoku Electric Power	300		3,290
Concordia Financial Group	500		2,525
Credit Saison	100		1,927
Daicel	300		3,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Dai-ichi Life Holdings	1,300		22,534
Daiichi Sankyo	600		13,105
Daikin Industries	200		21,225
Daito Trust Construction	100		16,908
Daiwa House Industry	700		24,439
Daiwa Securities Group	2,000		11,540
DeNA	100		2,200
Denso	500		24,065
Dentsu	100		4,680
Don Quijote Holdings	100		3,642
East Japan Railway	200		18,776
Eisai	100		5,369
Fuji Electric	1,000		5,515
FUJIFILM Holdings	400		14,705
Fujitsu	5,000		37,358
Hachijuni Bank	200		1,272
Hakuhodo DY Holdings	200		2,810
Hankyu Hanshin Holdings	200		7,139
Hitachi	5,000		34,451
Hitachi Chemical	100		2,853
Hitachi Construction Machinery	200		5,742
Hitachi High-Technologies	100		3,692
Hitachi Metals	200		2,790
Hokuriku Electric Power	200		1,852
Honda Motor	2,300		64,841
Hoya	300		16,942
Idemitsu Kosan	600		14,569
IHI	3,000	[a]	9,905
Iida Group Holdings	100		1,710
ITOCHU	2,700		42,382
J Front Retailing	200		2,865
Japan Post Bank	200		2,572
Japan Post Holdings	600		7,570
JTEKT	400		5,715
JXTG Holdings	14,550		64,696
Kajima	1,000		8,726
Kansai Electric Power	2,400		32,241
Kao	200		12,180
Kawasaki Heavy Industries	1,000		3,193
KDDI	2,100		55,622

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Kintetsu Group Holdings	1,000		3,837
Kirin Holdings	1,400		30,865
Kobe Steel	500	[a]	6,268
Koito Manufacturing	100		5,860
Komatsu	800		21,512
Konami Holdings	100		5,216
Konica Minolta	400		3,316
Kuraray	300		5,851
Kurita Water Industries	100		2,848
Kyocera	100		6,088
Kyowa Hakko Kirin	100		1,816
Kyushu Electric Power	1,100		13,031
Kyushu Financial Group	100		629
LIXIL Group	500		12,876
Marubeni	8,300		55,057
Mazda Motor	600		9,059
Medipal Holdings	500		9,166
MEIJI Holdings	100		7,973
MINEBEA MITSUMI	300		4,961
Miraca Holdings	100		4,572
MISUMI Group	100		2,482
Mitsubishi	3,100		67,388
Mitsubishi Chemical Holdings	2,800		23,595
Mitsubishi Electric	1,500		23,273
Mitsubishi Gas Chemical	300		6,958
Mitsubishi Materials	200		6,730
Mitsubishi Motors	500		3,619
Mitsubishi Tanabe Pharma	100		2,385
Mitsubishi UFJ Financial Group	7,200		45,716
Mitsubishi UFJ Lease & Finance	700		3,734
Mitsui & Co.	2,500		36,396
Mitsui Chemicals	2,000		11,429
Mitsui OSK Lines	3,000		9,361
Mizuho Financial Group	18,200		32,423
MS&AD Insurance Group Holdings	900		31,610
Nagoya Railroad	1,000		4,590
NEC	5,000		13,606
Nidec	100		11,030
Nikon	300		5,293
Nippon Express	2,000		12,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Nippon Paint Holdings	100		3,860
Nippon Steel & Sumitomo Metal	1,100		27,060
Nippon Telegraph & Telephone	1,600		78,226
Nippon Yusen	2,000	[a]	3,828
Nissan Chemical Industries	100		3,333
Nissan Motor	3,500		34,795
Nisshin Seifun Group	100		1,644
Nitto Denko	100		8,942
NOK	100		2,295
Nomura Holdings	4,200		25,022
NSK	500		6,476
NTT Data	1,000		10,912
NTT DOCOMO	1,800		41,847
Obayashi	1,200		14,455
Odakyu Electric Railway	100		1,982
Oji Holdings	2,000		10,268
Omron	100		4,998
ORIX	1,300		20,654
Osaka Gas	3,000		12,014
Otsuka Holdings	200		8,817
Park24	100		2,531
Recruit Holdings	600		10,390
Resona Holdings	5,300		27,326
Rohm	100		7,755
Secom	100		7,508
Sega Sammy Holdings	300		4,046
Seibu Holdings	100		1,747
Seiko Epson	300		7,921
Sekisui Chemical	600		11,059
Sekisui House	600		10,403
Sharp	2,000	[a]	7,039
Shimizu	1,000		10,576
Shin-Etsu Chemical	200		18,341
Shionogi & Co.	100		5,348
Shiseido	100		3,538
Showa Shell Sekiyu	600		6,536
SoftBank Group	1,200		97,506
Sompo Holdings	400		15,718
Sony Financial Holdings	200		3,467
Stanley Electric	100		3,311

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Subaru	500		18,114
Sumitomo	3,500		47,351
Sumitomo Dainippon Pharma	100		1,404
Sumitomo Electric Industries	1,000		16,214
Sumitomo Heavy Industries	1,000		7,311
Sumitomo Mitsui Trust Holdings	400		14,709
Sumitomo Rubber Industries	200		3,476
Suntory Beverage & Food	100		4,907
Suruga Bank	100		2,415
Suzuken	130		4,345
Suzuki Motor	900		42,696
T&D Holdings	600		8,882
Taiheiyo Cement	2,000		7,529
Taisei	2,000		19,157
Taiyo Nippon Sanso	100		1,159
Teijin	300		6,036
Terumo	100		3,787
THK	100		3,061
Tobu Railway	1,000		5,297
Tohoku Electric Power	500		6,812
Tokio Marine Holdings	700		29,493
Tokyo Electric Power Co. Holdings	5,100	[a]	21,650
Tokyo Electron	100		14,128
Tokyo Gas	4,000		21,229
Tokyo Tatemono	100		1,362
Tokyu	500		7,361
Tokyu Fudosan Holdings	500		3,002
Toppan Printing	1,000		10,576
Toshiba	13,000	[a]	29,008
TOTO	100		4,032
Toyo Seikan Group Holdings	200		3,282
Toyoda Gosei	100		2,367
Toyota Motor	2,904		164,212
Toyota Tsusho	900		28,981
Yamada Denki	1,200		6,411
Yamaha	100		3,538
Yamaha Motor	300		7,565
Yamato Holdings	300		6,027
Yamazaki Baking	200		4,017
Yaskawa Electric	100		2,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Yokogawa Electric	100		1,686
Yokohama Rubber	100		2,021
			2,614,325
Luxembourg - .2%
ArcelorMittal	1,489	[a]	39,123
RTL Group	37		2,882
			42,005
Macau - .0%
Sands China	1,600		7,426
Mexico - .0%
Fresnillo	68		1,378
Netherlands - 1.6%
ABN AMRO Group	159	[b]	4,500
Aegon	1,329		7,456
AerCap Holdings	200	[a]	9,820
Akzo Nobel	128		11,580
ASML Holding	53		8,040
Boskalis Westminster	38		1,360
Core Laboratories	50		5,027
EXOR	1,258		75,354
Gemalto	36		1,835
Heineken Holding	87		8,549
ING Groep	3,507		65,657
Koninklijke Ahold Delhaize	1,300		26,616
Koninklijke DSM	170		12,554
Koninklijke KPN	4,957		17,980
Koninklijke Philips	1,060		40,631
Koninklijke Vopak	65		3,098
NN Group	160		6,495
QIAGEN	43	[a]	1,415
Randstad Holding	87		5,250
RELX	501		10,545
Unilever	583		34,025
Wolters Kluwer	257		11,444
			369,231
New Zealand - .1%
Auckland International Airport	304		1,589
Contact Energy	678		2,729
Fletcher Building	972		5,832
Meridian Energy	594		1,285

Common Stocks - 97.0% (continued)	Shares		Value ($)
New Zealand - .1% (continued)
Ryman Healthcare	74		490
Spark New Zealand	2,180		6,139
			18,064
Norway - .2%
DNB	339		6,665
Gjensidige Forsikring	85		1,472
Marine Harvest	283	[a]	5,273
Norsk Hydro	1,277		8,242
Orkla	453		4,667
Telenor	763		15,264
			41,583
Portugal - .2%
Energias de Portugal	7,173		25,474
Galp Energia	451		7,229
Jeronimo Martins	422		8,305
			41,008
Singapore - .4%
Ascendas Real Estate Investment Trust	300		598
Broadcom	102		25,159
CapitaLand	2,100		5,718
CapitaLand Commercial Trust	1,000		1,269
DBS Group Holdings	1,000		15,954
Flex	850	[a]	13,591
Genting Singapore	2,200		1,891
Golden Agri-Resources	7,500		2,186
Jardine Cycle & Carriage	100		2,978
Oversea-Chinese Banking	900		7,545
SATS	600		2,139
Singapore Technologies Engineering	800		2,226
StarHub	600		1,209
Suntec Real Estate Investment Trust	1,000		1,402
UOL Group	200		1,164
Wilmar International	2,900		7,148
			92,177
South Africa - .1%
Investec	383		2,911
Mondi	347		9,134
			12,045
Spain - 1.9%
Abertis Infraestructuras	735		14,522

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Spain - 1.9% (continued)
ACS Actividades de Construccion y Servicios	620		23,798
Aena	52	[b]	10,172
Amadeus IT Group	235		14,483
Banco Bilbao Vizcaya Argentaria	3,681		33,340
Banco de Sabadell	1,366		3,061
Banco Santander	11,310		77,307
Bankinter	206		2,009
CaixaBank	1,043		5,452
Distribuidora Internacional de Alimentacion	723		4,881
Enagas	130		3,676
Endesa	659		15,610
Gas Natural SDG	276		6,466
Iberdrola	3,330		26,270
Inditex	434		17,257
Mapfre	1,780		6,640
Red Electrica	413		8,859
Repsol	2,177		36,492
Telefonica	10,209		115,536
			425,831
Sweden - 1.1%
Alfa Laval	117		2,614
Atlas Copco, Cl. A	380		13,771
Atlas Copco, Cl. B	221		7,161
Autoliv	100		10,839
Boliden	142		4,460
Electrolux, Ser. B	429		14,676
Essity	354	[a]	10,264
Hexagon, Cl. B	53		2,619
Husqvarna, Cl. B	194		1,974
ICA Gruppen	83		3,327
Industrivarden, Cl. C	62		1,505
Investor, Cl. B	239		11,338
Kinnevik, Cl. B	96		2,949
Lundin Petroleum	94	[a]	2,139
Millicom International Cellular	124		7,771
Nordea Bank	2,415		30,480
Sandvik	1,330		20,970
Securitas, Cl. B	518		8,629
Skandinaviska Enskilda Banken, Cl. A	933		11,822
Skanska, Cl. B	510		11,598

Common Stocks - 97.0% (continued)	Shares		Value ($)
Sweden - 1.1% (continued)
SKF, Cl. B	355		7,061
Svenska Cellulosa, Cl. B	354		2,931
Svenska Handelsbanken, Cl. A	848		12,625
Swedbank, Cl. A	523		13,655
Swedish Match	184		6,472
Tele2, Cl. B	824		9,808
Volvo, Cl. B	1,208		20,528
			253,986
Switzerland - 1.7%
ABB	2,275		53,408
Actelion	43	[a]	11,996
Adecco Group	249		19,004
Aryzta	71	[a]	2,282
Baloise Holding	46		7,393
Barry Callebaut	2	[a]	2,852
Coca-Cola HBC	164	[a]	4,959
Dufry	19	[a]	3,028
EMS-Chemie Holding	3		2,088
Garmin	100		5,019
Geberit	17		8,179
Givaudan	2		3,982
Idorsia	43	[a]	805
Julius Baer Group	66	[a]	3,734
Kuehne + Nagel International	42		7,315
LafargeHolcim	280	[a]	16,752
Lonza Group	39	[a]	9,277
Nestle	1,220		103,081
Pargesa Holding-BR	35		2,794
Partners Group Holding	5		3,247
Schindler Holding	16		3,366
Schindler Holding-PC	37		7,982
SGS	2		4,422
Sika-BR	1		6,893
Sonova Holding	16		2,596
Swiss Life Holding	44	[a]	16,063
Swiss Prime Site	22	[a]	1,985
Swiss Re	381		36,743
Swisscom	25		12,221
Vifor Pharma	10		1,068

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Switzerland - 1.7% (continued)
Zurich Insurance Group	123		37,500
			402,034
United Kingdom - 8.1%
3i Group	528		6,521
Aberdeen Asset Management	1,099		4,776
Admiral Group	154		4,202
Anglo American	3,469	[a]	57,327
Antofagasta	282		3,520
Ashtead Group	220		4,728
Associated British Foods	173		6,766
Auto Trader Group	190	[b]	959
Aviva	3,871		27,529
Babcock International Group	134		1,493
BAE Systems	1,815		14,404
Barclays	13,593		36,407
Barratt Developments	1,050		8,527
BHP Billiton	3,220		58,544
BP	20,113		118,302
British American Tobacco	851		52,924
British American Tobacco, ADR	105		6,577
BT Group	6,448		26,671
Bunzl	274		8,271
Burberry Group	366		8,262
Capita	590		5,126
Carnival	168		11,349
Centrica	17,030		44,602
Compass Group	1,751		37,357
Croda International	43		2,100
Delphi Automotive	210		18,988
Diageo	959		30,981
Direct Line Insurance Group	1,318		6,514
Dixons Carphone	1,513		5,370
Experian	396		7,874
Ferguson	322		19,233
G4S	2,647		11,483
GKN	2,163		9,175
GlaxoSmithKline	5,421		108,324
Glencore	41,506	[a]	182,991
Hargreaves Lansdown	61		1,111
HSBC Holdings	8,997		89,861

Common Stocks - 97.0% (continued)	Shares		Value ($)
United Kingdom - 8.1% (continued)
IHS Markit	100	[a]	4,665
IMI	472		7,492
Imperial Brands	843		34,702
Inmarsat	260		2,660
InterContinental Hotels Group	94		5,322
Intertek Group	89		5,051
Intu Properties	163		549
ITV	2,093		4,777
J Sainsbury	4,105		13,259
Johnson Matthey	168		6,229
Kingfisher	4,123		16,015
Land Securities Group	363		4,890
Legal & General Group	2,947		10,436
Liberty Global, Cl. C	256	[a]	6,533
Lloyds Banking Group	17,554		15,189
London Stock Exchange Group	91		4,500
Marks & Spencer Group	2,818		11,980
Meggitt	374		2,482
Merlin Entertainments	217	[b]	1,344
Michael Kors Holdings	150	[a]	5,466
National Grid	3,168		39,157
Old Mutual	3,997		10,363
Persimmon	159		5,253
Petrofac	310		1,828
Provident Financial	50		1,360
Randgold Resources	20		1,863
Reckitt Benckiser Group	312		30,335
RELX	552		12,032
Rio Tinto	2,496		115,921
Rolls-Royce Holdings	1,728	[a]	20,246
Royal Bank of Scotland Group	1,649	[a]	5,409
Royal Mail	958		5,095
RSA Insurance Group	806		6,939
Sage Group	863		7,674
Schroders	43		1,954
Segro	296		2,058
Severn Trent	185		5,468
Sky	909		11,574
Smiths Group	315		6,380
SSE	2,099		38,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
United Kingdom - 8.1% (continued)
St. James's Place	177		2,842
Standard Chartered	1,440	[a]	16,087
Standard Life	2,831		16,301
Tate & Lyle	725		6,428
Taylor Wimpey	1,628		4,090
TechnipFMC	264	[a]	7,543
TechnipFMC	150	[a]	4,281
Tesco	26,326	[a]	60,508
Travis Perkins	197		3,946
Unilever	462		26,342
United Utilities Group	671		7,946
Vodafone Group	37,932		111,105
Weir Group	100		2,420
Whitbread	77		3,909
William Hill	658		2,175
WM Morrison Supermarkets	9,023		28,619
Worldpay Group	277	[b]	1,352
WPP	970		19,786
			1,867,469
United States - 52.1%
3M	460		92,538
Abbott Laboratories	1,602		78,786
AbbVie	1,620		113,254
Accenture, Cl. A	320		41,222
Activision Blizzard	610		37,686
Adobe Systems	100	[a]	14,649
AES	2,000		22,360
Aetna	320		49,379
Affiliated Managers Group	50		9,291
Agilent Technologies	150		8,968
AGNC Investment	100		2,118
Air Products & Chemicals	50		7,108
Akamai Technologies	50	[a]	2,357
Albemarle	100		11,580
Allergan	36		9,084
Alliance Data Systems	50		12,071
Allstate	720		65,520
Ally Financial	560		12,678
Alphabet, Cl. A	50	[a]	47,275
Alphabet, Cl. C	150	[a]	139,575

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
Altria Group	660		42,880
Amazon.com	100	[a]	98,778
Ameren	200		11,220
American Airlines Group	100		5,044
American International Group	750		49,087
American Water Works	50		4,055
Ameriprise Financial	160		23,181
AmerisourceBergen	570		53,477
AMETEK	100		6,158
Amgen	370		64,569
Amphenol, Cl. A	100		7,662
Anadarko Petroleum	400		18,268
Analog Devices	223		17,619
Andeavor	160	[a]	15,925
Annaly Capital Management	750	[c]	9,022
Antero Resources	100	[a]	2,062
Anthem	370		68,898
Aon	210		29,016
Apache	600		29,688
Apple	4,090		608,306
Applied Materials	1,000		44,310
Aramark	200		7,972
Arch Capital Group	50	[a]	4,863
Archer-Daniels-Midland	920		38,806
Arthur J. Gallagher & Co.	100		5,879
Ashland Global Holdings	100		6,497
Assurant	150		15,790
AT&T	1,025		39,975
Automatic Data Processing	200		23,782
Axalta Coating Systems	100	[a]	3,150
Axis Capital Holdings	100		6,458
Baker Hughes	400		14,756
Ball	200		8,380
Bank of America	5,150		124,218
Baxter International	650		39,312
BB&T	300		14,196
Becton Dickinson & Co.	150		30,210
Bed Bath & Beyond	410		12,259
Berkshire Hathaway, Cl. B	600	[a]	104,982
Best Buy	620		36,171

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
Biogen	100	[a]	28,959
Bioverativ	50		3,099
Boeing	870		210,940
BorgWarner	200		9,348
Boston Properties	50	[c]	6,046
Boston Scientific	600	[a]	15,972
Brixmor Property Group	100	[c]	1,959
Bunge	400		31,356
Cabot Oil & Gas	100		2,487
Cadence Design Systems	100	[a]	3,690
Campbell Soup	200		10,566
Cardinal Health	910		70,307
CarMax	200	[a]	13,250
Carnival	250		16,695
Cars.com	66		1,604
Caterpillar	400		45,580
CBS, Cl. B	650		42,789
CDK Global	150		9,867
Celanese, Ser. A	100		9,617
Celgene	400	[a]	54,164
Centene	150	[a]	11,913
CenterPoint Energy	610		17,196
CenturyLink	1,560		36,301
Cerner	100	[a]	6,437
Charles Schwab	200		8,580
Chevron	1,550		169,244
Chubb	156		22,848
Church & Dwight	200		10,670
Cigna	360		62,482
CIT Group	200		9,530
Citigroup	1,400		95,830
Citizens Financial Group	150		5,262
Citrix Systems	50	[a]	3,949
CME Group	100		12,262
CMS Energy	160		7,398
Coach	300		14,142
Colgate-Palmolive	760		54,872
Comerica	100		7,231
Conagra Brands	200		6,848
Conduent	308		5,085

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
ConocoPhillips	900		40,833
Consolidated Edison	300		24,858
Constellation Brands, Cl. A	50		9,667
Corning	1,700		49,538
Costco Wholesale	300		47,553
Crown Castle International	100	[c]	10,058
Crown Holdings	100	[a]	5,947
CSX	700		34,538
Cummins	100		16,790
CVS Health	1,600		127,888
D.R. Horton	200		7,138
Danaher	300		24,447
Darden Restaurants	200		16,776
DaVita	100	[a]	6,478
Deere & Co.	400		51,312
Dell Technologies, Cl. V	400		25,708
Delta Air Lines	160		7,898
Devon Energy	460		15,323
Dick's Sporting Goods	100		3,734
Digital Realty Trust	50	[c]	5,767
Discover Financial Services	10		609
Discovery Communications, Cl. A	200	[a]	4,920
Discovery Communications, Cl. C	310	[a]	7,170
Dollar Tree	200	[a]	14,416
DTE Energy	200		21,412
Duke Energy	600		51,072
Duke Realty	100	[c]	2,859
Dun & Bradstreet	50		5,538
DXC Technology	154		12,071
E*TRADE Financial	200	[a]	8,200
E.I. du Pont de Nemours & Co.	500		41,105
Eastman Chemical	100		8,316
Eaton	200		15,650
Eaton Vance	100		4,909
eBay	1,000	[a]	35,730
Ecolab	150		19,750
Edgewell Personal Care	100	[a]	7,220
Edison International	300		23,604
Electronic Arts	150	[a]	17,511
Emerson Electric	660		39,343

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
Endo International	200	[a]	2,204
EOG Resources	260		24,736
EQT	100		6,370
Equifax	50		7,272
Equity Residential	100	[c]	6,806
Estee Lauder, Cl. A	50		4,950
Eversource Energy	100		6,079
Exelon	800		30,672
Expedia	100		15,647
Expeditors International of Washington	150		8,832
Express Scripts Holding	1,350	[a]	84,564
Exxon Mobil	3,220		257,729
F5 Networks	50	[a]	6,038
Facebook, Cl. A	310	[a]	52,467
FedEx	200		41,606
Fifth Third Bancorp	600		16,020
First Data, Cl. A	300	[a]	5,598
FirstEnergy	1,100		35,101
Fiserv	150	[a]	19,275
FLIR Systems	100		3,732
FMC	100		7,638
Foot Locker	200		9,438
Ford Motor	3,020		33,884
Fortive	100		6,474
Fortune Brands Home & Security	100		6,567
Franklin Resources	200		8,956
Freeport-McMoRan	2,200	[a]	32,164
Frontier Communications	93		1,424
Gap	460		10,962
Gartner	100	[a]	12,832
General Electric	3,750		96,037
General Mills	500		27,830
General Motors	1,400		50,372
Genuine Parts	100		8,493
Gilead Sciences	970		73,807
Global Payments	50		4,719
Goldman Sachs Group	400		90,132
Goodyear Tire & Rubber	400		12,604
Halliburton	400		16,976
Harley-Davidson	150		7,300

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
Harris	100		11,447
Hartford Financial Services Group	410		22,550
Hasbro	100		10,588
HCA Healthcare	610	[a]	49,007
HCP	200	[c]	6,330
Helmerich & Payne	50		2,531
Henry Schein	50	[a]	9,110
Hershey	100		10,531
Hess	300		13,362
Hewlett Packard Enterprise	1,800		31,518
Hologic	150	[a]	6,632
Home Depot	1,300		194,480
Hormel Foods	200		6,834
Host Hotels & Resorts	400	[c]	7,464
HP	3,740		71,434
Humana	200		46,240
Huntington Bancshares	600		7,950
Huntington Ingalls Industries	100		20,611
IDEXX Laboratories	100	[a]	16,646
Illinois Tool Works	310		43,620
Ingersoll-Rand	310		27,243
Ingredion	100		12,332
Intel	2,310		81,936
Intercontinental Exchange	150		10,006
International Paper	400		21,992
Interpublic Group of Companies	350		7,563
Intuit	150		20,581
Invesco	200		6,954
Iron Mountain	124	[c]	4,517
J.B. Hunt Transport Services	50		4,536
J.M. Smucker	100		12,190
Jacobs Engineering Group	100		5,272
JBG SMITH Properties	50	[a]	1,774
Johnson & Johnson	1,250		165,900
JPMorgan Chase & Co.	3,000		275,400
Juniper Networks	310		8,664
Kellogg	200		13,600
KeyCorp	600		10,824
Kimberly-Clark	360		44,338
Kinder Morgan	1,100		22,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
KLA-Tencor	150		13,894
Kohl's	710		29,358
Kraft Heinz	200		17,492
Kroger	1,180		28,934
L Brands	100		4,639
L3 Technologies	100		17,497
Lam Research	50		7,973
Las Vegas Sands	500		30,805
Lear	200		29,638
Leggett & Platt	150		7,227
Lennar, Cl. A	150		7,866
Leucadia National	500		13,015
Level 3 Communications	100	[a]	5,868
Liberty Interactive Group, Cl. A	500	[a]	11,970
Liberty Media, Cl. A	100	[a]	4,613
Liberty Media, Cl. C	100	[a]	4,600
Liberty Property Trust	50	[c]	2,101
Lincoln National	300		21,918
LKQ	100	[a]	3,456
Loews	400		19,472
LogMeIn	8		932
Lowe's	800		61,920
LyondellBasell Industries, Cl. A	360		32,432
M&T Bank	100		16,315
Macerich	50	[c]	2,870
Macy's	1,010		23,987
Mallinckrodt	50	[a]	2,290
ManpowerGroup	160		17,144
Marathon Oil	1,250		15,287
Marsh & McLennan	260		20,272
Marvell Technology Group	400		6,224
Masco	310		11,820
Mastercard, Cl. A	310		39,618
Mattel	350		7,007
Maxim Integrated Products	250		11,360
McCormick & Co.	50		4,765
McDonald's	850		131,869
McKesson	560		90,647
Merck & Co.	1,950		124,566
MetLife	760		41,800

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
MGM Resorts International	400		13,172
Microchip Technology	100		8,004
Micron Technology	1,020	[a]	28,682
Microsoft	5,900		428,930
Mondelez International, Cl. A	1,450		63,829
Monsanto	360		42,055
Moody's	100		13,163
Morgan Stanley	1,460		68,474
Mosaic	200		4,828
Motorola Solutions	460		41,713
MSCI	100		10,895
Murphy Oil	310		8,240
Nasdaq	50		3,719
National Oilwell Varco	500		16,355
Navient	500		7,375
NetApp	600		26,052
Newfield Exploration	100	[a]	2,873
NIKE, Cl. B	620		36,611
NiSource	300		7,818
Noble Energy	300		8,673
Nordstrom	400		19,428
Norfolk Southern	300		33,774
Northern Trust	100		8,751
Northrop Grumman	160		42,101
Nucor	300		17,301
NVIDIA	100		16,251
Occidental Petroleum	950		58,833
OGE Energy	100		3,586
Omnicom Group	260		20,472
Packaging Corporation of America	100		10,948
Parker-Hannifin	150		24,897
Paychex	60		3,471
Pentair	250		15,767
People's United Financial	200		3,488
PepsiCo	740		86,291
Pfizer	6,400		212,224
PG&E	400		27,076
Pinnacle West Capital	100		8,673
PNC Financial Services Group	250		32,200
Polaris Industries	50		4,483

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
PPG Industries	200		21,050
PPL	350		13,415
Praxair	200		26,032
Principal Financial Group	210		14,017
Procter & Gamble	1,150		104,443
Progressive	600		28,278
Prologis	200	[c]	12,162
Prudential Financial	460		52,086
Public Service Enterprise Group	500		22,485
Public Storage	50	[c]	10,278
PVH	50		5,965
QUALCOMM	1,450		77,125
Quest Diagnostics	150		16,246
Quintiles IMS Holdings	38	[a]	3,441
Ralph Lauren	100		7,565
Range Resources	100		2,111
Raymond James Financial	50		4,160
Red Hat	50	[a]	4,944
Regency Centers	50	[c]	3,311
Regions Financial	600		8,760
Reinsurance Group of America	100		14,020
RenaissanceRe Holdings	100		14,691
Republic Services	100		6,422
ResMed	100		7,712
Rite Aid	1,300	[a]	2,912
Robert Half International	150		6,788
Rockwell Automation	50		8,251
Ross Stores	370		20,468
Royal Caribbean Cruises	50		5,654
S&P Global	110		16,895
Sabre	100		2,213
salesforce.com	50	[a]	4,540
Scripps Networks Interactive, Cl. A	100		8,741
Seagate Technology	1,110		36,586
Sealed Air	150		6,527
SEI Investments	50		2,826
Sempra Energy	100		11,301
Sensata Technologies Holding	50	[a]	2,256
Simon Property Group	100	[c]	15,850
Sirius XM Holdings	1,500		8,790

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
Skyworks Solutions	100		10,487
Snap-on	50		7,710
Southwestern Energy	600	[a]	3,420
Stanley Black & Decker	150		21,103
Staples	2,500		25,375
Starbucks	550		29,689
State Street	500		46,615
Stryker	100		14,710
SunTrust Banks	250		14,322
Symantec	500		15,495
Synchrony Financial	350		10,612
Sysco	950		49,989
T. Rowe Price Group	260		21,507
Targa Resources	100		4,641
Target	1,100		62,337
TD Ameritrade Holding	100		4,573
TE Connectivity	410		32,960
TEGNA	200		2,966
Texas Instruments	780		63,476
The TJX Companies	570		40,077
Thermo Fisher Scientific	50		8,776
Tiffany & Co.	150		14,326
T-Mobile US	300	[a]	18,498
Torchmark	100		7,897
Total System Services	50		3,173
Travelers	220		28,180
Trimble	100	[a]	3,743
Twenty-First Century Fox, Cl. A	1,270		36,957
Twenty-First Century Fox, Cl. B	460		13,197
Twitter	50	[a]	805
U.S. Bancorp	700		36,946
UDR	50	[c]	1,955
UGI	100		5,047
Union Pacific	500		51,480
United Continental Holdings	200	[a]	13,536
United Parcel Service, Cl. B	360		39,704
United Rentals	200	[a]	23,792
United Therapeutics	50	[a]	6,420
UnitedHealth Group	1,320		253,189
Universal Health Services, Cl. B	50		5,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
United States - 52.1% (continued)
Unum Group	250		12,532
Valero Energy	980		67,591
Valvoline	274		6,212
Vantiv, Cl. A	50	[a]	3,178
Ventas	100	[c]	6,735
VEREIT	300	[c]	2,493
VeriSign	100	[a]	10,117
Verisk Analytics	100	[a]	8,726
VF	310		19,279
Vornado Realty Trust	100	[c]	7,935
Voya Financial	200		7,848
W.R. Berkley	100		6,897
W.R. Grace & Co.	100		6,896
Wabtec	50		3,768
Walgreens Boots Alliance	750		60,502
Wal-Mart Stores	2,430		194,376
Waste Management	410		30,811
Waters	50	[a]	8,672
Weatherford International	1,700	[a]	7,582
WEC Energy Group	200		12,594
Wells Fargo & Co.	2,850		153,729
Western Digital	300		25,536
Western Union	570		11,257
WestRock	100		5,742
Weyerhaeuser	300	[c]	9,906
Whole Foods Market	200		8,352
Wyndham Worldwide	100		10,437
Wynn Resorts	100		12,934
Xerox	385		11,808
Xilinx	100		6,326
XL Group	360		15,984
Xylem	100		5,673
Zimmer Biomet Holdings	100		12,132
Zoetis	150		9,378
			11,973,117
Total Common Stocks (cost $19,010,885)			22,288,172
Preferred Stocks - .3%
Germany - .3%
Bayerische Motoren Werke	60		4,784
Fuchs Petrolub	30		1,783

Preferred Stocks - .3% (continued)
Germany - .3% (continued)
Henkel & Co.	78	11,057
Porsche Automobil Holding	13	745
Schaeffler	257	3,587
Volkswagen	259	39,889
Total Preferred Stocks (cost $57,625)		61,845
Investment Companies - .2%
United States - .2%
Altaba
(cost $31,996)	800 [a]	46,720
Other Investment - 2.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $518,698)	518,698 [d]	518,698
Total Investments (cost $19,619,204)	99.8%	22,915,435
Cash and Receivables (Net)	.2%	52,548
Net Assets	100.0%	22,967,983

ADR—American Depository Receipt BR—Bearer Certificate CDI—Chess Depository Interest PC—Participation Certificate REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $64,039 or .28% of net assets.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Financials	16.8
Consumer Discretionary	12.6
Industrials	12.3
Information Technology	12.2
Health Care	11.0
Consumer Staples	8.8
Materials	6.9
Energy	6.0
Utilities	4.9
Telecommunication Services	4.3
Money Market Investment	2.3
Real Estate	1.5
Investment Companies	.2
99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	11,973,117	-	-	11,973,117
Equity Securities - Foreign Common
Stocks†	10,315,055	-	-	10,315,055
Equity Securities - Foreign Preferred
Stocks†	61,845	-	-	61,845
Registered Investment Companies	565,418	-	-	565,418

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

 Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $3,296,231, consisting of $4,004,074 gross unrealized appreciation and $707,843 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)